UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.72)%	5.50%	8.88%
Class M (incl. 3.50% sales charge)	(1.66)%	5.74%	8.90%
Class C (incl. contingent deferred sales charge)	0.45%	5.96%	8.72%
Class I	2.41%	7.03%	9.82%
Class Z	2.57%	7.18%	9.92%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class A on August 31, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,421	Fidelity Advisor® Balanced Fund - Class A
$35,308	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 2.92% for the 12 months ending August 31, 2019, a choppy period in which stocks seesawed due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, the index sunk amid the Fed’s decision to hold interest rates steady and signal it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The bull market roared back in June and recorded a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, three defensive sectors led the way: utilities (+21%), real estate (+20%) and consumer staples (+16%). In contrast, energy (-20%) was by far the weakest sector, followed by financials (-3%) and materials (-3%). Meanwhile, U.S. taxable investment-grade bonds rose 10.17%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, driven by a change in direction for U.S. policy interest rates, slower economic growth and uncertainty regarding trade policy.

Comments from Co-Portfolio Manager Robert Stansky:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained about 1% to 3%, considerably trailing the 6.22% advance of the Fidelity Balanced 60/40 Composite IndexSM. Picks in the stock subportfolio were the primary reason for the fund’s underperformance of the Composite index. Overweighting stocks and underweighting bonds also weighed on relative performance. The equity sleeve returned -0.35%, considerably short of the 2.92% gain of the S&P 500®. Stock picks in information technology, financials and consumer staples detracted most. A sizable overweighting in the shares of customer loyalty program operator Alliance Data Systems was the fund’s largest relative detractor. We sold most of the fund’s position here. An out-of-benchmark stake in diversified chemicals stock Chemours (-66%) also detracted. Conversely, stock choices in the consumer discretionary sector added value. An out-of-benchmark position in China-based food-delivery stock Meituan Dianping (+55%) was the top relative contributor. The fund’s bond sleeve gained 10.19%, versus 10.17% for the Bloomberg Barclays U.S. Aggregate Bond Index. Both sector allocation and security selection among investment-grade corporate bonds aided relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 24, 2018, Brian Lempel assumed portfolio management responsibilities for the fund's telecom services subportfolio, succeeding Douglas Simmons. On December 1, 2018, Nicola Stafford became Co-Manager of the fund's consumer staples sleeve, joining Robert Lee. The two managed the subportfolio together until March 30, 2019, at which point Nicola assumed sole management responsibilities.
On October 1, 2019, the fund transitioned from a subportfolio to a central fund structure for its high-yield investments.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	3.4
Apple, Inc.	2.4
Amazon.com, Inc.	1.8
Alphabet, Inc. Class C	1.7
Facebook, Inc. Class A	1.5
10.8

Top Five Bond Issuers as of August 31, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.0
Ginnie Mae	2.9
Fannie Mae	2.6
Freddie Mac	1.9
Morgan Stanley	0.5
18.9

Top Five Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	13.2
Financials	13.2
Health Care	10.2
Communication Services	8.0
Consumer Discretionary	7.2

Asset Allocation (% of fund's net assets)

As of August 31, 2019*,**
Stocks and Equity Futures	66.4%
Bonds	33.7%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.7)%

 * Foreign investments - 9.7%

 ** Written options - (0.4)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Common Stocks - 63.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	617,929	$21,788
CenturyLink, Inc.	35,000	398
		22,186
Entertainment - 1.5%
Activision Blizzard, Inc.	235,700	11,926
DouYu International Holdings Ltd. ADR (a)	78,800	745
Electronic Arts, Inc. (b)	54,400	5,096
Netflix, Inc. (b)	46,177	13,564
Take-Two Interactive Software, Inc. (b)	15,200	2,006
The Walt Disney Co.	170,200	23,362
Viacom, Inc. Class B (non-vtg.)	37,800	944
		57,643
Interactive Media & Services - 4.1%
Alphabet, Inc.:
Class A (b)	15,220	18,120
Class C (b)	53,899	64,037
CarGurus, Inc. Class A (b)	28,900	943
Facebook, Inc. Class A (b)	308,413	57,263
Momo, Inc. ADR	42,800	1,574
Tencent Holdings Ltd.	240,400	9,925
Twitter, Inc. (b)	66,800	2,849
		154,711
Media - 0.5%
Comcast Corp. Class A	391,300	17,319
Discovery Communications, Inc. Class A (b)	25,800	712
MDC Partners, Inc. Class A (b)	48,793	115
		18,146
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (b)	51,400	662
T-Mobile U.S., Inc. (b)	46,672	3,643
		4,305

TOTAL COMMUNICATION SERVICES		256,991

CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.1%
Aptiv PLC	55,900	4,649
Distributors - 0.1%
LKQ Corp. (b)	117,100	3,076
Hotels, Restaurants & Leisure - 1.4%
ARAMARK Holdings Corp.	87,800	3,588
Churchill Downs, Inc.	22,500	2,773
Compass Group PLC	299,300	7,591
Dunkin' Brands Group, Inc.	32,400	2,671
Marriott International, Inc. Class A	53,801	6,782
McDonald's Corp.	111,800	24,369
Starbucks Corp.	46,800	4,519
Wynn Resorts Ltd.	19,800	2,181
		54,474
Household Durables - 0.2%
Lennar Corp. Class A	145,900	7,441
Internet & Direct Marketing Retail - 2.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	51,400	8,997
Amazon.com, Inc. (b)	37,585	66,762
MakeMyTrip Ltd. (b)	18,786	432
Meituan Dianping Class B	1,501,600	14,210
Naspers Ltd. Class N	4,900	1,115
Pinduoduo, Inc. ADR (b)	129,500	4,244
The Booking Holdings, Inc. (b)	6,300	12,388
Waitr Holdings, Inc. (b)	92,800	161
		108,309
Leisure Products - 0.0%
Mattel, Inc. (a)(b)	160,982	1,578
Multiline Retail - 0.2%
Dollar Tree, Inc. (b)	89,600	9,097
Specialty Retail - 1.7%
Burlington Stores, Inc. (b)	16,600	3,361
Lowe's Companies, Inc.	154,500	17,335
O'Reilly Automotive, Inc. (b)	12,709	4,877
The Children's Place Retail Stores, Inc.	18,300	1,597
The Home Depot, Inc.	96,209	21,927
TJX Companies, Inc.	257,930	14,178
Ulta Beauty, Inc. (b)	5,200	1,236
		64,511
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	92,764	7,839
PVH Corp.	28,300	2,145
Rattler Midstream LP	52,800	967
Tapestry, Inc.	111,100	2,294
		13,245

TOTAL CONSUMER DISCRETIONARY		266,380

CONSUMER STAPLES - 4.7%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	39,200	8,011
Diageo PLC	85,100	3,643
Keurig Dr. Pepper, Inc.	101,000	2,755
Monster Beverage Corp. (b)	91,975	5,396
PepsiCo, Inc.	57,300	7,835
The Coca-Cola Co.	456,599	25,131
		52,771
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	15,000	4,421
Kroger Co.	171,100	4,052
Performance Food Group Co. (b)	110,100	5,152
Sysco Corp.	5,800	431
U.S. Foods Holding Corp. (b)	157,100	6,355
Walmart, Inc.	69,700	7,964
		28,375
Food Products - 0.7%
Bunge Ltd.	49,300	2,633
Conagra Brands, Inc.	110,000	3,120
Danone SA	38,900	3,485
Mondelez International, Inc.	249,000	13,750
The J.M. Smucker Co.	34,900	3,670
		26,658
Household Products - 1.1%
Colgate-Palmolive Co.	160,399	11,894
Energizer Holdings, Inc.	69,800	2,687
Procter & Gamble Co.	228,300	27,449
		42,030
Personal Products - 0.2%
Coty, Inc. Class A	229,855	2,195
Edgewell Personal Care Co. (b)	37,400	1,041
Unilever NV	86,500	5,367
		8,603
Tobacco - 0.5%
Altria Group, Inc.	142,192	6,219
Philip Morris International, Inc.	198,881	14,337
		20,556

TOTAL CONSUMER STAPLES		178,993

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	147,300	3,195
Hess Midstream Partners LP	43,500	826
Liberty Oilfield Services, Inc. Class A	49,900	537
NCS Multistage Holdings, Inc. (b)	167,100	361
Oceaneering International, Inc. (b)	36,629	475
		5,394
Oil, Gas & Consumable Fuels - 2.7%
Black Stone Minerals LP	88,800	1,265
BP PLC sponsored ADR	136,976	5,061
Brigham Minerals, Inc. Class A	68,700	1,373
Cheniere Energy, Inc. (b)	27,900	1,666
Chevron Corp.	147,276	17,337
Devon Energy Corp.	181,600	3,993
Diamondback Energy, Inc.	46,200	4,531
EOG Resources, Inc.	129,800	9,630
Exxon Mobil Corp.	156,191	10,696
Magnolia Oil & Gas Corp. Class A (a)(b)	264,000	2,695
Noble Energy, Inc.	115,700	2,613
Parsley Energy, Inc. Class A	161,800	2,898
Phillips 66 Co.	86,474	8,529
Pioneer Natural Resources Co.	51,700	6,381
PrairieSky Royalty Ltd. (a)	91,500	1,159
Reliance Industries Ltd.	383,486	6,701
Suncor Energy, Inc.	213,955	6,258
The Williams Companies, Inc.	47,200	1,114
Valero Energy Corp.	71,000	5,345
Viper Energy Partners LP	55,700	1,614
		100,859

TOTAL ENERGY		106,253

FINANCIALS - 7.9%
Banks - 2.8%
Banco Inter SA unit (b)	23,000	339
Bank of America Corp.	1,150,791	31,658
Citigroup, Inc.	343,330	22,093
EFG Eurobank Ergasias SA (b)	1,171,600	1,037
First Horizon National Corp.	234,500	3,712
Huntington Bancshares, Inc.	955,945	12,666
KeyCorp	361,000	5,993
M&T Bank Corp.	36,400	5,322
Sberbank of Russia sponsored ADR	131,200	1,798
Signature Bank	32,300	3,768
State Bank of India (b)	280,200	1,074
SunTrust Banks, Inc.	69,000	4,244
Wells Fargo & Co.	240,200	11,186
		104,890
Capital Markets - 1.2%
Apollo Global Management LLC Class A	95,700	3,611
BlackRock, Inc. Class A	14,100	5,958
Cboe Global Markets, Inc.	77,972	9,291
E*TRADE Financial Corp.	182,521	7,618
Monex Group, Inc. (a)	550,600	1,565
Morgan Stanley	207,200	8,597
State Street Corp.	87,200	4,474
Tradeweb Markets, Inc. Class A	18,200	775
Virtu Financial, Inc. Class A	221,500	4,164
		46,053
Consumer Finance - 1.9%
360 Finance, Inc. ADR (a)	385,699	3,842
Ally Financial, Inc.	149,200	4,677
American Express Co.	103,500	12,458
Capital One Financial Corp.	360,509	31,227
OneMain Holdings, Inc.	329,725	11,821
Shriram Transport Finance Co. Ltd.	72,300	978
SLM Corp.	445,357	3,759
Synchrony Financial	161,700	5,182
		73,944
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (b)	11	3,334
Class B (b)	47,900	9,743
Kimbell Royalty Partners LP	106,000	1,624
StepStone Group Holdings LLC (c)(d)(e)	1,125	900
StepStone Group LP Class A (c)(d)(e)	1,125	900
		16,501
Insurance - 1.6%
American International Group, Inc.	222,000	11,553
Hartford Financial Services Group, Inc.	141,700	8,258
Marsh & McLennan Companies, Inc.	116,853	11,672
MetLife, Inc.	139,700	6,189
The Travelers Companies, Inc.	62,600	9,200
Willis Group Holdings PLC	62,600	12,393
		59,265

TOTAL FINANCIALS		300,653

HEALTH CARE - 9.4%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (b)	89,364	9,004
Amgen, Inc.	115,079	24,008
Blueprint Medicines Corp. (b)	19,400	1,487
Celgene Corp. (b)	60,100	5,818
Global Blood Therapeutics, Inc. (b)	31,329	1,441
Sarepta Therapeutics, Inc. (b)	8,800	793
Vertex Pharmaceuticals, Inc. (b)	95,100	17,120
		59,671
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	309,700	26,424
Becton, Dickinson & Co.	68,800	17,470
Boston Scientific Corp. (b)	611,055	26,110
Danaher Corp.	47,500	6,749
Haemonetics Corp. (b)	33,100	4,420
Hologic, Inc. (b)	107,900	5,327
Intuitive Surgical, Inc. (b)	20,600	10,534
Stryker Corp.	32,700	7,216
Wright Medical Group NV (b)	126,846	2,645
		106,895
Health Care Providers & Services - 2.1%
Cigna Corp.	22,100	3,403
DaVita HealthCare Partners, Inc. (b)	18,600	1,048
HCA Holdings, Inc.	97,000	11,659
Humana, Inc.	51,200	14,500
Molina Healthcare, Inc. (b)	48,500	6,319
UnitedHealth Group, Inc.	176,694	41,346
		78,275
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	132,400	1,858
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	73,790	21,182
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	427,900	19,268
Bristol-Myers Squibb Co.	434,894	20,905
Corteva, Inc.	133,805	3,923
Eli Lilly & Co.	118,100	13,342
Horizon Pharma PLC (b)	137,800	3,807
Roche Holding AG (participation certificate)	76,355	20,865
Zoetis, Inc. Class A	39,700	5,019
		87,129

TOTAL HEALTH CARE		355,010

INDUSTRIALS - 6.4%
Aerospace & Defense - 0.8%
General Dynamics Corp.	16,400	3,137
Northrop Grumman Corp.	22,917	8,430
Raytheon Co.	6,840	1,268
The Boeing Co.	18,990	6,914
United Technologies Corp.	91,227	11,881
		31,630
Air Freight & Logistics - 0.5%
FedEx Corp.	13,100	2,078
United Parcel Service, Inc. Class B	135,395	16,066
		18,144
Airlines - 0.2%
American Airlines Group, Inc.	313,895	8,259
Commercial Services & Supplies - 0.0%
Tel Aviv Stock Exchange Ltd.	92,100	271
Construction & Engineering - 0.6%
AECOM (b)	555,244	19,700
Jacobs Engineering Group, Inc.	14,800	1,315
		21,015
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (b)	186,602	8,505
Sunrun, Inc. (b)	799,161	12,251
Vivint Solar, Inc. (a)(b)	1,078,877	8,696
		29,452
Industrial Conglomerates - 0.9%
3M Co.	38,120	6,165
General Electric Co.	3,099,600	25,572
Honeywell International, Inc.	20,170	3,320
		35,057
Machinery - 0.5%
Caterpillar, Inc.	1,800	214
Minebea Mitsumi, Inc.	170,200	2,629
WABCO Holdings, Inc. (b)	122,400	16,342
		19,185
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	7,817	8,325
Professional Services - 0.5%
Nielsen Holdings PLC	877,420	18,215
Road & Rail - 0.9%
CSX Corp.	164,459	11,022
Genesee & Wyoming, Inc. Class A (b)	47,700	5,289
Norfolk Southern Corp.	87,190	15,175
Union Pacific Corp.	21,800	3,531
		35,017
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (b)	425,127	16,542
Univar, Inc. (b)	55,600	1,076
		17,618

TOTAL INDUSTRIALS		242,188

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	164,700	7,710
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (a)	270,600	2,122
		9,832
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (b)	215,900	2,079
Jabil, Inc.	33,400	962
		3,041
Internet Software & Services - 0.1%
Qudian, Inc. ADR (b)	187,100	1,495
Wise Talent Information Technology Co. Ltd. (b)	755,400	1,775
		3,270
IT Services - 1.6%
Alliance Data Systems Corp.	800	98
Cognizant Technology Solutions Corp. Class A	65,600	4,027
DXC Technology Co.	41,647	1,384
Elastic NV	60,600	5,326
Fidelity National Information Services, Inc.	147,200	20,052
FleetCor Technologies, Inc. (b)	3,900	1,164
Global Payments, Inc.	22,500	3,735
GoDaddy, Inc. (b)	8,300	526
GreenSky, Inc. Class A (a)(b)	263,500	1,792
MasterCard, Inc. Class A	5,300	1,491
PagSeguro Digital Ltd. (b)	61,800	3,088
PayPal Holdings, Inc. (b)	130,000	14,177
Verra Mobility Corp. (b)	119,800	1,668
Visa, Inc. Class A	8,700	1,573
		60,101
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (b)	234,900	7,388
ams AG (b)	14,500	581
Analog Devices, Inc.	26,200	2,878
Applied Materials, Inc.	125,600	6,031
Broadcom, Inc.	33,200	9,384
Lam Research Corp.	66,200	13,936
Marvell Technology Group Ltd.	308,000	7,383
Microchip Technology, Inc. (a)	18,700	1,614
Micron Technology, Inc. (b)	164,587	7,451
NVIDIA Corp.	75,200	12,597
NXP Semiconductors NV	185,500	18,947
ON Semiconductor Corp. (b)	763,906	13,598
Qualcomm, Inc.	131,215	10,205
Sanken Electric Co. Ltd.	73,500	1,282
Xilinx, Inc.	12,900	1,342
		114,617
Software - 5.6%
Adobe, Inc. (b)	56,154	15,976
Autodesk, Inc. (b)	79,441	11,346
Cardlytics, Inc. (b)	41,700	1,567
Citrix Systems, Inc.	41,800	3,887
DocuSign, Inc. (b)	9,900	462
Everbridge, Inc. (b)	6,800	586
HubSpot, Inc. (b)	6,200	1,238
Kingdee International Software Group Co. Ltd.	315,000	284
LivePerson, Inc. (b)	174,623	6,940
Microsoft Corp.	921,900	127,085
New Relic, Inc. (b)	8,900	510
Oracle Corp.	168,200	8,756
Parametric Technology Corp. (b)	46,200	3,025
Pluralsight, Inc. (b)	34,300	552
RealPage, Inc. (b)	15,100	961
Salesforce.com, Inc. (b)	114,789	17,915
ShotSpotter, Inc. (b)	3,800	103
SS&C Technologies Holdings, Inc.	23,900	1,114
SurveyMonkey	156,728	2,624
Symantec Corp.	77,900	1,811
Talend SA ADR (b)	34,000	1,383
Varonis Systems, Inc. (b)	45,800	3,129
Zoom Video Communications, Inc. Class A	2,700	248
		211,502
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	443,205	92,515
Western Digital Corp.	124,700	7,142
		99,657

TOTAL INFORMATION TECHNOLOGY		502,020

MATERIALS - 1.5%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	22,700	5,128
Amyris, Inc. (a)(b)	188,100	711
DowDuPont, Inc.	101,905	6,922
Ecolab, Inc.	17,200	3,549
International Flavors & Fragrances, Inc.	18,500	2,030
LG Chemical Ltd.	9,700	2,649
Linde PLC	55,518	10,488
Olin Corp.	182,736	3,103
Sherwin-Williams Co.	5,100	2,686
The Chemours Co. LLC	258,341	3,661
Tronox Holdings PLC	48,500	360
W.R. Grace & Co.	11,900	806
		42,093
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,500	2,157
Vulcan Materials Co.	16,600	2,345
		4,502
Containers & Packaging - 0.2%
Aptargroup, Inc.	2,400	293
Avery Dennison Corp.	14,300	1,653
Ball Corp.	29,900	2,404
Crown Holdings, Inc. (b)	25,600	1,686
		6,036
Metals & Mining - 0.1%
Newmont Goldcorp Corp.	73,500	2,932

TOTAL MATERIALS		55,563

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	38,300	5,739
American Homes 4 Rent Class A	51,200	1,310
American Tower Corp.	77,400	17,817
Ant International Co. Ltd. Class C (b)(d)(e)	463,804	3,339
Corporate Office Properties Trust (SBI)	133,700	3,863
Crown Castle International Corp.	19,900	2,889
Equinix, Inc.	10,400	5,785
Equity Lifestyle Properties, Inc.	28,100	3,786
Front Yard Residential Corp. Class B	279,610	3,101
Omega Healthcare Investors, Inc.	45,100	1,835
Outfront Media, Inc.	35,512	976
Potlatch Corp.	66,473	2,558
Prologis, Inc.	97,700	8,170
Simon Property Group, Inc.	5,900	879
Store Capital Corp.	30,800	1,163
VICI Properties, Inc.	83,700	1,855
Welltower, Inc.	85,700	7,675
		72,740
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC	162,000	2,728

TOTAL REAL ESTATE		75,468

UTILITIES - 1.9%
Electric Utilities - 1.2%
Edison International	91,700	6,627
Entergy Corp.	26,500	2,990
Evergy, Inc.	29,665	1,928
Exelon Corp.	215,100	10,166
FirstEnergy Corp.	144,700	6,656
NextEra Energy, Inc.	54,500	11,940
PPL Corp.	140,600	4,155
Southern Co.	42,500	2,476
		46,938
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	44,300	1,613
The AES Corp.	70,349	1,078
		2,691
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	28,700	795
Dominion Energy, Inc.	130,045	10,095
Public Service Enterprise Group, Inc.	101,026	6,109
Sempra Energy	47,224	6,688
		23,687

TOTAL UTILITIES		73,316

TOTAL COMMON STOCKS
(Cost $1,938,716)		2,412,835
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 10.4%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	380	381
2.95% 7/15/26	2,000	2,039
3.6% 2/17/23	918	960
4.3% 2/15/30	569	632
4.45% 4/1/24	79	86
4.5% 3/9/48	4,150	4,530
Verizon Communications, Inc.:
4.862% 8/21/46	563	701
5.012% 4/15/49	441	564
5.5% 3/16/47	1,053	1,413
		11,306
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	333	392
5.95% 4/1/41	233	324
The Walt Disney Co. 7.75% 12/1/45 (f)	541	953
		1,669
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	747
4.908% 7/23/25	475	525
5.375% 5/1/47	5,061	5,621
5.75% 4/1/48	1,016	1,185
6.484% 10/23/45	250	309
Comcast Corp.:
3.9% 3/1/38	183	205
4.6% 8/15/45	471	570
4.65% 7/15/42	420	513
Fox Corp.:
3.666% 1/25/22 (f)	143	148
4.03% 1/25/24 (f)	251	269
4.709% 1/25/29 (f)	364	422
5.476% 1/25/39 (f)	359	449
5.576% 1/25/49 (f)	238	310
Time Warner Cable, Inc.:
4% 9/1/21	630	646
4.5% 9/15/42	212	213
5.5% 9/1/41	206	224
5.875% 11/15/40	500	569
6.55% 5/1/37	2,919	3,534
7.3% 7/1/38	725	930
		17,389

TOTAL COMMUNICATION SERVICES		30,364

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,511
3.45% 4/10/22	1,250	1,275
4% 1/15/25	494	508
4.2% 3/1/21	795	814
4.25% 5/15/23	200	209
		4,317
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249	266

TOTAL CONSUMER DISCRETIONARY		4,583

CONSUMER STAPLES - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	1,317	1,533
4.9% 2/1/46	1,642	1,953
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	944	1,105
5.45% 1/23/39	930	1,187
5.55% 1/23/49	3,424	4,510
5.8% 1/23/59 (Reg. S)	2,253	3,074
Molson Coors Brewing Co. 5% 5/1/42	3,080	3,422
		16,784
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	298
		543
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	229	236
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	1,290	1,267
4% 1/31/24	212	226
4.25% 8/9/42	1,094	1,128
4.5% 5/2/43	735	782
4.8% 2/14/29	1,120	1,268
5.375% 1/31/44	1,328	1,571
5.95% 2/14/49	700	899
BAT Capital Corp. 4.54% 8/15/47	4,200	4,213
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	589	609
4.25% 7/21/25 (f)	3,339	3,560
Reynolds American, Inc.:
3.25% 6/12/20	115	116
4% 6/12/22	395	413
4.45% 6/12/25	287	311
5.7% 8/15/35	149	173
5.85% 8/15/45	1,140	1,286
6.15% 9/15/43	500	592
7.25% 6/15/37	409	533
		18,947

TOTAL CONSUMER STAPLES		36,510

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	517
6.5% 4/1/20	92	94
Halliburton Co.:
3.8% 11/15/25	348	369
4.85% 11/15/35	304	343
Noble Holding International Ltd.:
7.95% 4/1/25 (g)	260	165
8.95% 4/1/45 (g)	251	139
		1,627
Oil, Gas & Consumable Fuels - 1.6%
Alberta Energy Co. Ltd. 8.125% 9/15/30	887	1,204
Amerada Hess Corp.:
7.125% 3/15/33	204	256
7.3% 8/15/31	269	335
7.875% 10/1/29	752	957
Anadarko Finance Co. 7.5% 5/1/31	1,154	1,537
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	930
5.55% 3/15/26	1,255	1,422
6.45% 9/15/36	843	1,056
6.6% 3/15/46	886	1,181
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619	652
5.85% 2/1/35	353	427
Cenovus Energy, Inc. 4.25% 4/15/27	2,818	2,943
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	536	540
4.5% 6/1/25	164	178
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	373
5.35% 3/15/20 (f)	1,027	1,039
DCP Midstream Operating LP:
3.875% 3/15/23	164	166
5.6% 4/1/44	146	138
Duke Energy Field Services 6.45% 11/3/36 (f)	375	393
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	350	375
Enable Midstream Partners LP 3.9% 5/15/24 (g)	121	124
Enbridge Energy Partners LP:
4.2% 9/15/21	438	452
4.375% 10/15/20	411	420
Enbridge, Inc.:
4% 10/1/23	573	607
4.25% 12/1/26	248	275
Energy Transfer Partners LP:
4.2% 9/15/23	196	207
4.25% 3/15/23	207	217
4.5% 4/15/24	250	268
4.95% 6/15/28	670	749
5.25% 4/15/29	407	466
5.8% 6/15/38	373	434
6% 6/15/48	243	290
6.25% 4/15/49	940	1,163
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	645
3.75% 2/15/25	285	306
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	300	311
3.5% 3/1/21	299	304
6.55% 9/15/40	67	85
Kinder Morgan, Inc.:
5% 2/15/21 (f)	376	389
5.55% 6/1/45	483	580
Marathon Petroleum Corp. 5.125% 3/1/21	215	224
MPLX LP:
4.5% 7/15/23	342	365
4.8% 2/15/29	216	240
4.875% 12/1/24	448	491
5.5% 2/15/49	648	743
Nakilat, Inc. 6.067% 12/31/33 (f)	279	342
Occidental Petroleum Corp.:
2.6% 8/13/21	313	315
2.7% 8/15/22	277	280
2.9% 8/15/24	915	924
3.2% 8/15/26	123	124
3.5% 8/15/29	388	395
4.3% 8/15/39	56	59
4.4% 8/15/49	57	59
Petrobras Global Finance BV:
5.75% 2/1/29	600	650
7.25% 3/17/44	2,755	3,259
Petroleos Mexicanos:
3.5% 1/30/23	285	277
4.5% 1/23/26	1,314	1,243
4.625% 9/21/23	1,040	1,042
4.875% 1/24/22	237	241
4.875% 1/18/24	410	412
5.35% 2/12/28	3,500	3,315
5.375% 3/13/22	385	394
5.5% 1/21/21	369	377
5.5% 6/27/44	207	177
5.625% 1/23/46	1,649	1,414
6% 3/5/20	112	114
6.35% 2/12/48	2,975	2,735
6.375% 1/23/45	2,366	2,181
6.5% 3/13/27	720	735
6.5% 6/2/41	661	615
6.75% 9/21/47	3,173	3,014
6.875% 8/4/26	700	734
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	283	291
3.65% 6/1/22	243	250
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	300	322
Southwestern Energy Co. 6.2% 1/23/25 (g)	324	284
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	270	301
The Williams Companies, Inc.:
3.7% 1/15/23	116	120
4.55% 6/24/24	1,308	1,417
Western Gas Partners LP:
4.5% 3/1/28	500	499
4.65% 7/1/26	1,466	1,493
4.75% 8/15/28	206	209
5.375% 6/1/21	724	749
Williams Partners LP:
3.6% 3/15/22	516	531
3.9% 1/15/25	178	187
4% 11/15/21	362	373
4.3% 3/4/24	868	926
4.5% 11/15/23	257	277
		60,240

TOTAL ENERGY		61,867

FINANCIALS - 4.9%
Banks - 2.1%
Bank of America Corp.:
3.004% 12/20/23 (g)	5,121	5,255
3.3% 1/11/23	1,500	1,559
3.419% 12/20/28 (g)	758	800
3.5% 4/19/26	739	792
3.705% 4/24/28 (g)	996	1,075
3.864% 7/23/24 (g)	94	100
3.95% 4/21/25	493	526
4.2% 8/26/24	3,362	3,628
4.25% 10/22/26	418	456
4.271% 7/23/29 (g)	2,000	2,257
4.45% 3/3/26	296	326
Barclays PLC:
2.75% 11/8/19	356	356
3.25% 1/12/21	650	655
4.375% 1/12/26	883	932
5.088% 6/20/30 (g)	1,499	1,557
5.2% 5/12/26	1,316	1,397
Citigroup, Inc.:
2.7% 10/27/22	2,728	2,774
3.352% 4/24/25 (g)	1,011	1,056
3.875% 3/26/25	3,000	3,174
4.05% 7/30/22	151	158
4.3% 11/20/26	1,288	1,406
4.45% 9/29/27	4,500	4,952
5.5% 9/13/25	734	841
Citizens Bank NA 2.55% 5/13/21	250	252
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	216	225
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	558
3.75% 3/26/25	1,750	1,850
3.8% 9/15/22	930	971
3.8% 6/9/23	1,257	1,320
4.55% 4/17/26	250	277
Discover Bank 4.2% 8/8/23	259	278
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,026
8.25% 3/1/38	94	146
HSBC Holdings PLC 4.25% 3/14/24	200	211
Huntington Bancshares, Inc. 7% 12/15/20	97	103
Huntington National Bank 2.4% 4/1/20	4,000	4,006
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	617	632
5.71% 1/15/26 (f)	1,411	1,489
JPMorgan Chase & Co.:
2.95% 10/1/26	1,486	1,542
3.797% 7/23/24 (g)	1,893	2,011
3.875% 9/10/24	2,768	2,959
4.125% 12/15/26	2,610	2,875
4.203% 7/23/29 (g)	3,000	3,386
4.452% 12/5/29 (g)	1,000	1,150
Rabobank Nederland 4.375% 8/4/25	955	1,032
Regions Bank 6.45% 6/26/37	652	873
Regions Financial Corp. 3.2% 2/8/21	415	421
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,344	3,539
6% 12/19/23	1,492	1,625
6.1% 6/10/23	1,558	1,690
6.125% 12/15/22	2,124	2,298
Synchrony Bank 3% 6/15/22	667	679
UniCredit SpA 6.572% 1/14/22 (f)	1,103	1,186
Westpac Banking Corp. 4.11% 7/24/34 (g)	755	795
		80,437
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	668
4.25% 2/15/24	466	501
Ares Capital Corp. 4.2% 6/10/24	1,816	1,885
Credit Suisse Group AG 3.869% 1/12/29 (f)(g)	2,116	2,254
Deutsche Bank AG 4.5% 4/1/25	1,821	1,720
Deutsche Bank AG New York Branch:
3.15% 1/22/21	995	992
3.3% 11/16/22	1,360	1,352
5% 2/14/22	1,815	1,881
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (g)	5,456	5,531
3.2% 2/23/23	2,200	2,273
3.691% 6/5/28 (g)	2,000	2,127
4.25% 10/21/25	432	466
4.411% 4/23/39 (g)	3,000	3,452
6.75% 10/1/37	2,375	3,254
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	232
Moody's Corp.:
3.25% 1/15/28	353	372
4.875% 2/15/24	331	367
Morgan Stanley:
3.125% 1/23/23	5,700	5,877
3.125% 7/27/26	4,572	4,750
3.7% 10/23/24	342	365
3.737% 4/24/24 (g)	1,600	1,683
4.431% 1/23/30 (g)	3,376	3,853
4.875% 11/1/22	687	739
5% 11/24/25	2,774	3,130
5.75% 1/25/21	268	281
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	500	528
UBS AG Stamford Branch 2.35% 3/26/20	300	300
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	682	742
		51,575
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,218	1,222
3.5% 5/26/22	247	254
4.125% 7/3/23	694	736
4.45% 12/16/21	582	605
4.45% 4/3/26	621	667
4.875% 1/16/24	948	1,028
Capital One Financial Corp. 3.8% 1/31/28	684	729
Discover Financial Services:
3.85% 11/21/22	462	485
3.95% 11/6/24	1,283	1,368
4.1% 2/9/27	748	805
4.5% 1/30/26	938	1,036
5.2% 4/27/22	42	45
Ford Motor Credit Co. LLC:
5.085% 1/7/21	581	599
5.584% 3/18/24	1,243	1,337
5.596% 1/7/22	1,202	1,271
Synchrony Financial:
2.85% 7/25/22	310	314
3.75% 8/15/21	211	216
3.95% 12/1/27	2,869	2,974
4.25% 8/15/24	213	227
4.375% 3/19/24	454	485
5.15% 3/19/29	1,305	1,470
		17,873
Diversified Financial Services - 0.5%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (f)	312	316
3.95% 7/1/24 (f)	415	427
4.375% 5/1/26 (f)	511	531
5.25% 5/15/24 (f)	778	835
AXA Equitable Holdings, Inc. 3.9% 4/20/23	172	181
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	869
3.85% 2/1/25	450	473
3.875% 8/15/22	1,324	1,382
4.125% 6/15/26	829	884
4.125% 5/15/29	1,027	1,111
Cigna Corp.:
3.75% 7/15/23	887	932
4.125% 11/15/25	1,680	1,828
4.375% 10/15/28	1,107	1,238
4.8% 8/15/38	689	797
4.9% 12/15/48	689	815
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (f)	1,200	1,298
Pine Street Trust I:
4.572% 2/15/29 (f)	1,131	1,221
5.568% 2/15/49 (f)	2,600	2,975
Voya Financial, Inc. 3.125% 7/15/24	427	441
		18,554
Insurance - 0.5%
American International Group, Inc.:
3.3% 3/1/21	346	352
3.75% 7/10/25	1,024	1,091
4.875% 6/1/22	630	675
Aon Corp. 5% 9/30/20	133	137
Liberty Mutual Group, Inc. 4.569% 2/1/29 (f)	421	479
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	788	905
4.75% 3/15/39	362	453
4.8% 7/15/21	233	243
4.9% 3/15/49	720	935
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	629	768
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.62% 5/28/21 (f)(g)(h)	5,600	5,604
3% 1/10/23 (f)	223	230
Pacific LifeCorp 5.125% 1/30/43 (f)	941	1,134
Swiss Re Finance Luxembourg SA 5% 4/2/49 (f)(g)	400	441
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	505	636
TIAA Asset Management Finance LLC 4.125% 11/1/24 (f)	174	189
Unum Group:
3.875% 11/5/25	658	695
4% 3/15/24	600	637
4% 6/15/29	899	944
5.625% 9/15/20	270	279
5.75% 8/15/42	758	941
		17,768

TOTAL FINANCIALS		186,207

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	53
CVS Health Corp.:
2.625% 8/15/24	156	157
3% 8/15/26	127	129
3.25% 8/15/29	291	295
3.7% 3/9/23	300	314
3.875% 7/20/25	532	564
4.1% 3/25/25	1,886	2,018
4.3% 3/25/28	2,190	2,390
4.78% 3/25/38	1,975	2,215
5.05% 3/25/48	2,933	3,417
Elanco Animal Health, Inc.:
3.912% 8/27/21	180	183
4.272% 8/28/23	567	594
4.9% 8/28/28	239	261
Medco Health Solutions, Inc. 4.125% 9/15/20	259	263
Toledo Hospital:
5.325% 11/15/28	401	453
6.015% 11/15/48	1,327	1,674
		14,980
Pharmaceuticals - 0.2%
Actavis Funding SCS 3.45% 3/15/22	810	832
Bayer U.S. Finance II LLC 4.25% 12/15/25 (f)	843	909
Mylan NV:
3.15% 6/15/21	734	743
3.95% 6/15/26	362	377
4.55% 4/15/28	711	765
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,631	1,636
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	487
2.8% 7/21/23	212	179
Zoetis, Inc. 3.25% 2/1/23	138	143
		6,071

TOTAL HEALTH CARE		21,051

INDUSTRIALS - 0.1%
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	98	103
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	84	85
3.375% 6/1/21	369	375
3.75% 2/1/22	505	520
3.875% 4/1/21	303	310
3.875% 7/3/23	1,190	1,247
4.25% 2/1/24	1,138	1,215
4.25% 9/15/24	336	361
4.75% 3/1/20	338	342
		4,455

TOTAL INDUSTRIALS		4,558

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (f)	900	978
6.02% 6/15/26 (f)	305	344
		1,322
MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	122	136
5% 4/1/49	212	253
The Dow Chemical Co. 4.125% 11/15/21	343	356
		745
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	258	268
6.75% 10/19/75 (f)(g)	641	751
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	253	271
4.5% 8/1/47 (f)	255	300
		1,590

TOTAL MATERIALS		2,335

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	106
American Tower Corp. 2.8% 6/1/20	500	502
AvalonBay Communities, Inc. 3.625% 10/1/20	160	162
Boston Properties, Inc.:
3.85% 2/1/23	432	456
4.5% 12/1/28	747	863
Camden Property Trust:
2.95% 12/15/22	135	138
4.25% 1/15/24	304	329
Corporate Office Properties LP 5% 7/1/25	2,214	2,409
DDR Corp.:
3.625% 2/1/25	270	279
4.25% 2/1/26	986	1,051
4.625% 7/15/22	78	82
Duke Realty LP:
3.625% 4/15/23	180	188
3.75% 12/1/24	160	171
3.875% 10/15/22	310	325
Equity One, Inc. 3.75% 11/15/22	400	417
ERP Operating LP 4.75% 7/15/20	265	269
HCP, Inc.:
3.25% 7/15/26	117	121
3.5% 7/15/29	134	142
Hudson Pacific Properties LP 4.65% 4/1/29	1,574	1,769
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,281
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	932
4.5% 1/15/25	320	338
4.5% 4/1/27	3,808	4,078
4.75% 1/15/28	931	1,014
4.95% 4/1/24	123	132
5.25% 1/15/26	731	809
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	101
5% 12/15/23	67	71
Store Capital Corp. 4.625% 3/15/29	359	399
Ventas Realty LP:
3% 1/15/30	891	897
3.125% 6/15/23	189	195
3.5% 2/1/25	189	199
4% 3/1/28	366	398
4.125% 1/15/26	192	208
4.375% 2/1/45	85	96
Weingarten Realty Investors 3.375% 10/15/22	68	70
WP Carey, Inc.:
3.85% 7/15/29	260	276
4% 2/1/25	995	1,050
		22,323
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,393
3.95% 11/15/27	709	747
4.1% 10/1/24	401	425
4.55% 10/1/29	441	482
Digital Realty Trust LP:
3.95% 7/1/22	411	430
4.75% 10/1/25	459	509
Liberty Property LP:
3.375% 6/15/23	185	192
4.125% 6/15/22	177	185
4.4% 2/15/24	418	453
4.75% 10/1/20	394	402
Mack-Cali Realty LP:
3.15% 5/15/23	426	405
4.5% 4/18/22	108	108
Post Apartment Homes LP 3.375% 12/1/22	70	72
Tanger Properties LP:
3.125% 9/1/26	1,965	1,947
3.75% 12/1/24	401	412
3.875% 12/1/23	160	166
		8,328

TOTAL REAL ESTATE		30,651

UTILITIES - 0.4%
Electric Utilities - 0.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,340	1,398
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,466
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	273	291
6.4% 9/15/20 (f)	850	882
Eversource Energy 2.8% 5/1/23	435	443
FirstEnergy Corp.:
4.25% 3/15/23	1,949	2,071
7.375% 11/15/31	608	872
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	950
3.7% 9/1/24	326	341
LG&E and KU Energy LLC 3.75% 11/15/20	49	50
NV Energy, Inc. 6.25% 11/15/20	115	120
TECO Finance, Inc. 5.15% 3/15/20	141	143
		9,027
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	126
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	173	174
3.55% 6/15/26	277	292
		466
Multi-Utilities - 0.1%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.6299% 9/30/66 (g)(h)	823	770
3 month U.S. LIBOR + 2.825% 5.1549% 6/30/66 (g)(h)	26	25
NiSource, Inc. 2.95% 9/1/29	1,736	1,775
Puget Energy, Inc.:
6% 9/1/21	457	488
6.5% 12/15/20	147	155
Sempra Energy 2.875% 10/1/22	1,154	1,172
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.2706% 5/15/67 (g)(h)	21	18
		4,403

TOTAL UTILITIES		14,022

TOTAL NONCONVERTIBLE BONDS
(Cost $365,425)		393,470

U.S. Government and Government Agency Obligations - 11.1%
U.S. Treasury Inflation-Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$5,071	$5,538
1% 2/15/49	1,618	1,911
1.375% 2/15/44	1,850	2,296
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	2,417	2,477
0.625% 1/15/26	11,646	12,093
0.75% 7/15/28	13,174	14,092
0.875% 1/15/29	4,555	4,931

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		43,338

U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills, yield at date of purchase 1.85% to 2.29% 9/5/19 to 11/29/19 (i)	4,600	4,587
U.S. Treasury Bonds:
2.75% 11/15/47	3,271	3,826
3% 5/15/45	3,943	4,781
3% 2/15/49	28,068	34,578
U.S. Treasury Notes:
1.25% 10/31/21	10,519	10,461
1.375% 8/31/26	33,374	33,198
1.625% 8/15/29	16,300	16,485
1.75% 6/30/24	12,070	12,264
1.875% 3/31/22	23,429	23,671
2% 12/31/21	61,728	62,437
2% 5/31/24	11,790	12,112
2.125% 12/31/22	36,588	37,418
2.125% 3/31/24	11,121	11,469
2.125% 7/31/24	9,110	9,417
2.125% 11/30/24	15,278	15,819
2.125% 5/31/26	4,876	5,086
2.25% 4/30/24	14,090	14,620
2.25% 12/31/24	21,866	22,794
2.375% 4/30/26	5,443	5,760
2.5% 3/31/23	5,514	5,721
2.5% 1/31/24	1,500	1,569
2.625% 6/30/23	16,798	17,548
2.875% 11/30/25	1,893	2,054
3.125% 11/15/28	8,040	9,157

TOTAL U.S. TREASURY OBLIGATIONS		376,832

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $400,943)		420,170

Asset-Backed Securities - 0.7%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (f)	$577	$583
Series 2019-1 Class A, 3.844% 5/15/39 (f)	855	861
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (f)(g)(h)	1,280	1,280
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.5034% 1/15/29 (f)(g)(h)	1,396	1,396
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	1,171	1,215
Class AA, 2.487% 12/16/41 (f)	239	239
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (f)	1,253	1,279
Class B, 5.095% 4/15/39 (f)	430	439
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (f)	1,026	1,051
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 0% 10/20/32 (f)(g)(h)(j)	913	913
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (f)(g)(h)	634	634
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.706% 1/25/35 (g)	4	4
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (f)	524	535
Class A2II, 4.03% 11/20/47 (f)	889	928
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.5834% 4/15/29 (f)(g)(h)	1,493	1,497
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (f)(g)(h)	1,037	1,035
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.9703% 3/25/34 (g)(h)	0	0
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (f)	550	575
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (f)	591	598
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.4976% 1/20/29 (f)(g)(h)	520	520
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (f)(g)(h)	1,278	1,277
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (f)(g)(h)	1,129	1,129
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.6553% 9/25/35 (g)(h)	33	33
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.6939% 7/17/32 (f)(g)(h)	1,278	1,277
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3903% 1/25/36 (g)(h)	67	67
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (f)	1,069	1,092
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.0053% 9/25/34 (g)(h)	1	1
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (f)	1,144	1,178
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8626% 4/6/42 (e)(f)(g)(h)	58	43
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.9137% 4/15/32 (f)(g)(h)	1,255	1,254
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (f)(g)(h)	1,338	1,337
TOTAL ASSET-BACKED SECURITIES
(Cost $23,909)		24,270

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.7053% 1/25/35 (g)(h)	3	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.436% 2/25/37 (g)(h)	3	3
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.4353% 7/25/35 (g)(h)	4	4
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (g)(h)	0	0

TOTAL PRIVATE SPONSOR		10

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	234	233
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	188	187

TOTAL U.S. GOVERNMENT AGENCY		420

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $429)		430

Commercial Mortgage Securities - 0.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8322% 2/14/43 (g)(l)	0	0
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	1,075	1,246
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.8201% 9/15/37 (f)(g)(h)	337	337
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.9951% 11/15/35 (f)(g)(h)	458	459
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.4951% 4/15/34 (f)(g)(h)	669	669
Class C, 1 month U.S. LIBOR + 1.600% 3.7951% 4/15/34 (f)(g)(h)	442	442
Class D, 1 month U.S. LIBOR + 1.900% 4.0951% 4/15/34 (f)(g)(h)	464	465
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.1951% 4/15/34 (f)(g)(h)	1,100	1,100
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)	446	448
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.3151% 6/15/34 (f)(g)(h)	1,624	1,624
Class B, 1 month U.S. LIBOR + 1.500% 3.6951% 6/15/34 (f)(g)(h)	320	320
Class C, 1 month U.S. LIBOR + 1.750% 3.9451% 6/15/34 (f)(g)(h)	361	361
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	204	239
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (f)	717	769
Class B, 4.5349% 4/15/36 (f)	229	245
Class C, 4.9414% 4/15/36 (f)(g)	148	158
Class D, 4.9414% 4/15/36 (f)(g)	296	310
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	531	620
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (f)	126	136
Class DFX, 5.3503% 7/5/33 (f)	194	210
Class EFX, 5.5422% 7/5/33 (f)	266	285
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.4451% 8/15/33 (f)(g)(h)	773	773
Class C, 1 month U.S. LIBOR + 1.500% 3.6951% 8/15/33 (f)(g)(h)	1,861	1,861
Series 2018-H4 Class A4, 4.31% 12/15/51	1,803	2,100
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (f)(g)	542	546
Class B, 4.181% 11/15/34 (f)	229	232
Class C, 5.205% 11/15/34 (f)	161	165
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	618	775
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.2951% 3/15/36 (f)(g)(h)	990	994
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	1,280	1,483
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $18,507)		19,372

Municipal Securities - 0.3%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	70	112
7.5% 4/1/34	465	733
Series 2010, 7.625% 3/1/40	1,640	2,736
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	55	56
Series 2010 C1, 7.781% 1/1/35	735	937
Series 2012 B, 5.432% 1/1/42	105	109
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	532	560
5.1% 6/1/33	3,210	3,493
Series 2010-1, 6.63% 2/1/35	1,325	1,578
Series 2010-3:
6.725% 4/1/35	1,350	1,603
7.35% 7/1/35	565	688
Series 2010-5, 6.2% 7/1/21	112	117
TOTAL MUNICIPAL SECURITIES
(Cost $11,228)		12,722

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	541	548
Discover Bank:
(Delaware) 3.2% 8/9/21	685	698
3.1% 6/4/20	782	786
3.35% 2/6/23	490	507
4.682% 8/9/28 (g)	1,494	1,567
KeyBank NA 2.25% 3/16/20	1,500	1,501
PNC Bank NA 2.3% 6/1/20	300	301
Synchrony Bank 3.65% 5/24/21	789	805
TOTAL BANK NOTES
(Cost $6,582)		6,713
	Shares	Value (000s)

Fixed-Income Funds - 9.6%
Fidelity High Income Central Fund (m)	693,521	$77,237
Fidelity Mortgage Backed Securities Central Fund (m)	2,597,121	285,398
TOTAL FIXED-INCOME FUNDS
(Cost $349,931)		362,635

Money Market Funds - 4.6%
Fidelity Cash Central Fund 2.13% (n)	159,302,124	159,334
Fidelity Securities Lending Cash Central Fund 2.13% (n)(o)	16,370,825	16,372
TOTAL MONEY MARKET FUNDS
(Cost $175,696)		175,706
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,291,366)		3,828,323
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(36,667)
NET ASSETS - 100%		$3,791,656

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	690	Sept. 2019	$100,906	$(57)	$(57)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,139,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,614,000 or 2.0% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,587,000.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$2,602
StepStone Group Holdings LLC	8/19/19	$900
StepStone Group LP Class A	8/19/19	$900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,267
Fidelity High Income Central Fund	5,296
Fidelity Mortgage Backed Securities Central Fund	8,083
Fidelity Securities Lending Cash Central Fund	186
Total	$16,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$72,460	$5,295	$--	$--	$(518)	$77,237	3.0%
Fidelity Mortgage Backed Securities Central Fund	235,107	38,585	--	--	11,706	285,398	4.9%
Total	$307,567	$43,880	$--	$--	$11,188	$362,635

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$256,991	$247,066	$9,925	$--
Consumer Discretionary	266,380	243,464	22,916	--
Consumer Staples	178,993	166,498	12,495	--
Energy	106,253	106,253	--	--
Financials	300,653	298,853	--	1,800
Health Care	355,010	334,145	20,865	--
Industrials	242,188	233,863	8,325	--
Information Technology	502,020	499,961	2,059	--
Materials	55,563	55,563	--	--
Real Estate	75,468	72,129	--	3,339
Utilities	73,316	73,316	--	--
Corporate Bonds	393,470	--	393,470	--
U.S. Government and Government Agency Obligations	420,170	--	420,170	--
Asset-Backed Securities	24,270	--	24,227	43
Collateralized Mortgage Obligations	430	--	430	--
Commercial Mortgage Securities	19,372	--	19,372	--
Municipal Securities	12,722	--	12,722	--
Bank Notes	6,713	--	6,713	--
Fixed-Income Funds	362,635	362,635	--	--
Money Market Funds	175,706	175,706	--	--
Total Investments in Securities:	$3,828,323	$2,869,452	$953,689	$5,182
Derivative Instruments:
Liabilities
Futures Contracts	$(57)	$(57)	$--	$--
Total Liabilities	$(57)	$(57)	$--	$--
Total Derivative Instruments:	$(57)	$(57)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(57)
Total Equity Risk	0	(57)
Total Value of Derivatives	$0	$(57)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets (Unaudited) is as follows. The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

U.S. Government and U.S. Government Agency Obligations	19.4%
AAA,AA,A	3.4%
BBB	7.4%
BB	2.2%
B	0.7%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.3%
Equities	63.6%
Short-Term Investments and Net Other Assets	2.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2019
Assets
Investment in securities, at value (including securities loaned of $16,145) — See accompanying schedule: Unaffiliated issuers (cost $2,765,739)	$3,289,982
Fidelity Central Funds (cost $525,627)	538,341
Total Investment in Securities (cost $3,291,366)		$3,828,323
Cash		1,973
Foreign currency held at value (cost $29)		29
Receivable for investments sold		17,102
Receivable for fund shares sold		3,725
Dividends receivable		4,703
Interest receivable		5,991
Distributions receivable from Fidelity Central Funds		232
Prepaid expenses		8
Other receivables		74
Total assets		3,862,160
Liabilities
Payable for investments purchased
Regular delivery	$45,656
Delayed delivery	913
Payable for fund shares redeemed	4,296
Accrued management fee	1,204
Distribution and service plan fees payable	1,219
Payable for daily variation margin on futures contracts	66
Other affiliated payables	626
Other payables and accrued expenses	152
Collateral on securities loaned	16,372
Total liabilities		70,504
Net Assets		$3,791,656
Net Assets consist of:
Paid in capital		$3,268,417
Total distributable earnings (loss)		523,239
Net Assets		$3,791,656
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($818,337 ÷ 38,704 shares)(a)		$21.14
Maximum offering price per share (100/94.25 of $21.14)		$22.43
Class M:
Net Asset Value and redemption price per share ($1,273,359 ÷ 59,500 shares)(a)		$21.40
Maximum offering price per share (100/96.50 of $21.40)		$22.18
Class C:
Net Asset Value and offering price per share ($635,400 ÷ 30,298 shares)(a)		$20.97
Class I:
Net Asset Value, offering price and redemption price per share ($784,655 ÷ 36,340 shares)		$21.59
Class Z:
Net Asset Value, offering price and redemption price per share ($279,905 ÷ 12,960 shares)		$21.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2019
Investment Income
Dividends		$39,901
Interest (including $29 from security lending)		24,840
Income from Fidelity Central Funds (including $186 from security lending)		16,194
Total income		80,935
Expenses
Management fee	$13,537
Transfer agent fees	5,821
Distribution and service plan fees	13,985
Accounting and security lending fees	1,277
Custodian fees and expenses	83
Independent trustees' fees and expenses	20
Registration fees	162
Audit	122
Legal	19
Miscellaneous	23
Total expenses before reductions	35,049
Expense reductions	(110)
Total expenses after reductions		34,939
Net investment income (loss)		45,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,772
Fidelity Central Funds	(1)
Foreign currency transactions	4
Futures contracts	2,644
Capital gain distributions from Fidelity Central Funds	638
Total net realized gain (loss)		15,057
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $26)	12,363
Fidelity Central Funds	11,190
Assets and liabilities in foreign currencies	(2)
Futures contracts	(2,845)
Total change in net unrealized appreciation (depreciation)		20,706
Net gain (loss)		35,763
Net increase (decrease) in net assets resulting from operations		$81,759

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,996	$30,562
Net realized gain (loss)	15,057	209,928
Change in net unrealized appreciation (depreciation)	20,706	102,559
Net increase (decrease) in net assets resulting from operations	81,759	343,049
Distributions to shareholders	(226,020)	–
Distributions to shareholders from net investment income	–	(28,803)
Distributions to shareholders from net realized gain	–	(143,133)
Total distributions	(226,020)	(171,936)
Share transactions - net increase (decrease)	533,412	505,527
Total increase (decrease) in net assets	389,151	676,640
Net Assets
Beginning of period	3,402,505	2,725,865
End of period	$3,791,656	$3,402,505
Other Information
Undistributed net investment income end of period		$7,726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Balanced Fund Class A

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.22	$21.09	$19.18	$18.76	$20.10
Income from Investment Operations
Net investment income (loss)A	.30	.25	.26	.23	.22
Net realized and unrealized gain (loss)	.08	2.22	1.98	1.13	(.15)
Total from investment operations	.38	2.47	2.24	1.36	.07
Distributions from net investment income	(.29)	(.25)	(.25)	(.22)	(.19)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)
Total distributions	(1.46)B	(1.34)	(.33)C	(.94)	(1.41)D
Net asset value, end of period	$21.14	$22.22	$21.09	$19.18	$18.76
Total ReturnE,F	2.15%	12.26%	11.84%	7.59%	.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%	.87%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.86%	.87%	.89%	.89%	.90%
Expenses net of all reductions	.86%	.86%	.88%	.89%	.90%
Net investment income (loss)	1.46%	1.18%	1.28%	1.27%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$818	$681	$593	$531	$451
Portfolio turnover rateI	57%	62%J	86%	63%	117%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.46 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $1.177 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.085 per share.

 D Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class M

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.47	$21.31	$19.37	$18.94	$20.28
Income from Investment Operations
Net investment income (loss)A	.25	.20	.21	.19	.18
Net realized and unrealized gain (loss)	.09	2.24	2.01	1.14	(.16)
Total from investment operations	.34	2.44	2.22	1.33	.02
Distributions from net investment income	(.23)	(.19)	(.20)	(.18)	(.14)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)
Total distributions	(1.41)	(1.28)	(.28)B	(.90)	(1.36)C
Net asset value, end of period	$21.40	$22.47	$21.31	$19.37	$18.94
Total ReturnD,E	1.91%	11.99%	11.59%	7.31%	.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%	1.12%	1.13%	1.14%	1.14%
Expenses net of fee waivers, if any	1.11%	1.11%	1.13%	1.14%	1.14%
Expenses net of all reductions	1.11%	1.11%	1.13%	1.13%	1.14%
Net investment income (loss)	1.21%	.94%	1.04%	1.03%	.89%
Supplemental Data
Net assets, end of period (in millions)	$1,273	$1,257	$1,163	$1,075	$988
Portfolio turnover rateH	57%	62%I	86%	63%	117%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class C

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.05	$20.93	$19.04	$18.64	$19.99
Income from Investment Operations
Net investment income (loss)A	.14	.09	.10	.09	.07
Net realized and unrealized gain (loss)	.09	2.20	1.98	1.13	(.15)
Total from investment operations	.23	2.29	2.08	1.22	(.08)
Distributions from net investment income	(.13)	(.08)	(.10)	(.10)	(.06)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)
Total distributions	(1.31)	(1.17)	(.19)	(.82)	(1.27)
Net asset value, end of period	$20.97	$22.05	$20.93	$19.04	$18.64
Total ReturnB,C	1.40%	11.41%	10.99%	6.79%	(.25)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.62%	1.64%	1.65%	1.66%
Expenses net of fee waivers, if any	1.62%	1.62%	1.64%	1.65%	1.66%
Expenses net of all reductions	1.62%	1.62%	1.64%	1.64%	1.66%
Net investment income (loss)	.70%	.43%	.53%	.52%	.37%
Supplemental Data
Net assets, end of period (in millions)	$635	$620	$479	$411	$282
Portfolio turnover rateF	57%	62%G	86%	63%	117%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class I

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.66	$21.48	$19.53	$19.07	$20.42
Income from Investment Operations
Net investment income (loss)A	.36	.31	.31	.28	.27
Net realized and unrealized gain (loss)	.08	2.26	2.02	1.17	(.16)
Total from investment operations	.44	2.57	2.33	1.45	.11
Distributions from net investment income	(.34)	(.30)	(.30)	(.26)	(.25)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)
Total distributions	(1.51)B	(1.39)	(.38)C	(.99)D	(1.46)
Net asset value, end of period	$21.59	$22.66	$21.48	$19.53	$19.07
Total ReturnE	2.41%	12.56%	12.12%	7.93%	.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%	.61%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.61%	.61%	.63%	.64%	.64%
Expenses net of all reductions	.60%	.61%	.62%	.64%	.64%
Net investment income (loss)	1.71%	1.44%	1.54%	1.52%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$785	$621	$422	$284	$242
Portfolio turnover rateH	57%	62%I	86%	63%	117%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.51 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $1.177 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.299 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.99 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.722 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class Z

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.66	$21.48	$19.53	$19.07	$20.42
Income from Investment Operations
Net investment income (loss)A	.38	.34	.34	.31	.30
Net realized and unrealized gain (loss)	.10	2.26	2.02	1.16	(.17)
Total from investment operations	.48	2.60	2.36	1.47	.13
Distributions from net investment income	(.36)	(.33)	(.33)	(.29)	(.27)
Distributions from net realized gain	(1.18)	(1.09)	(.09)	(.72)	(1.21)
Total distributions	(1.54)	(1.42)	(.41)B	(1.01)	(1.48)
Net asset value, end of period	$21.60	$22.66	$21.48	$19.53	$19.07
Total ReturnC,D	2.57%	12.70%	12.26%	8.08%	.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.48%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.48%	.48%	.49%	.50%	.50%
Net investment income (loss)	1.84%	1.56%	1.67%	1.66%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$280	$224	$68	$39	$36
Portfolio turnover rateG	57%	62%H	86%	63%	117%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.085 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $17 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$613,522
Gross unrealized depreciation	(93,191)
Net unrealized appreciation (depreciation)	$520,331
Tax Cost	$3,307,993

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,357
Net unrealized appreciation (depreciation) on securities and other investments	$520,323

The Fund intends to elect to defer to its next fiscal year $6,423 of capital losses recognized during the period November 1, 2018 to August 31, 2019.

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$63,827	$ 58,433
Long-term Capital Gains	162,193	113,503
Total	$226,020	$ 171,936

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $1,800 in this Subsidiary, representing .05% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,980,213 and $1,572,202, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,806	$71
Class M	.25%	.25%	6,102	45
Class C	.75%	.25%	6,077	1,510
			$13,985	$1,626

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$468
Class M	75
Class C(a)	80
$623

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,286.18
Class M	2,118.17
Class C	1,111.18
Class I	1,193.17
Class Z	113.05
	$5,821

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $46 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Mortgage Back Securities Central Fund. The Fund delivered investments, including accrued interest valued at $8,230 (which included $62 of unrealized depreciation), in exchange for 76 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $17.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $35. Total fees paid by the Fund to NFS, as lending agent, amounted to $2. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds (and includes $4 from securities loaned to NFS, as affiliated borrower).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $83 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class C	$1

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2019	Year ended August 31, 2018
Distributions to shareholders
Class A	$46,775	$–
Class M	79,720	–
Class C	37,697	–
Class I	45,683	–
Class Z	16,145	–
Total	$226,020	$ -
From net investment income
Class A	$–	$7,214
Class M	–	10,762
Class C	–	2,057
Class I	–	6,821
Class Z	–	1,949
Total	$–	$28,803
From net realized gain
Class A	$–	$30,926
Class M	–	60,055
Class C	–	25,669
Class I	–	22,386
Class Z	–	4,097
Total	$–	$143,133

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2019	Year ended August 31, 2018
Class A
Shares sold	13,656	7,782	$278,731	$165,588
Reinvestment of distributions	2,240	1,784	45,131	37,022
Shares redeemed	(7,832)	(7,063)	(159,702)	(150,059)
Net increase (decrease)	8,064	2,503	$164,160	$52,551
Class M
Shares sold	10,824	9,498	$223,388	$203,895
Reinvestment of distributions	3,839	3,308	78,218	69,408
Shares redeemed	(11,113)	(11,429)	(229,186)	(245,249)
Net increase (decrease)	3,550	1,377	$72,420	$28,054
Class C
Shares sold	10,041	8,612	$203,122	$181,992
Reinvestment of distributions	1,815	1,280	36,238	26,378
Shares redeemed	(9,656)	(4,664)	(194,458)	(98,489)
Net increase (decrease)	2,200	5,228	$44,902	$109,881
Class I
Shares sold	19,531	13,315	$406,408	$289,401
Reinvestment of distributions	1,891	1,171	38,892	24,774
Shares redeemed	(12,476)	(6,741)	(256,773)	(146,126)
Net increase (decrease)	8,946	7,745	$188,527	$168,049
Class Z
Shares sold	6,380	7,536	$133,212	$165,591
Reinvestment of distributions	742	276	15,246	5,845
Shares redeemed	(4,039)	(1,123)	(85,055)	(24,444)
Net increase (decrease)	3,083	6,689	$63,403	$146,992

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Affiliated Exchanges In-Kind. Effective after the close of business on August 31, 2019, the Fund completed exchanges in-kind with Fidelity Investment Grade Bond Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $1,134,209 to Fidelity Investment Grade Bond Central Fund in exchange for shares 10,081. The net realized gain on investments delivered through in-kind redemptions was $41,746. The Fund recognized gain for federal income tax purposes.

In addition, the Fund redeemed 2,597 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments and cash, including accrued interest, with a value of $ 284,489. The net realized gains on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares was $7,898. The Fund recognized gains on the exchanges for federal income tax purposes.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the "Fund"), a fund of Fidelity Advisor Series I Trust, including the schedule of investments, as of August 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Class A	.86%
Actual		$1,000.00	$1,052.10	$4.45
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Class M	1.11%
Actual		$1,000.00	$1,050.60	$5.74
Hypothetical-C		$1,000.00	$1,019.61	$5.65
Class C	1.61%
Actual		$1,000.00	$1,048.10	$8.31
Hypothetical-C		$1,000.00	$1,017.09	$8.19
Class I	.61%
Actual		$1,000.00	$1,053.10	$3.16
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Class Z	.48%
Actual		$1,000.00	$1,054.20	$2.49
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2019, $23,739,522, or, if subsequently determined to be different, the net capital gain of such year.

A total of 11.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $17,267,315 of distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 14%, 70%, 100%, and 100%; Class M designates 16%, 84%, 100%, and 100%; Class C designates 18%, 100%, 100%, and 100%; Class I designates 14%, 59%, 100%, and 100% and Class Z designates 13%, 55%, 100%, and 100%; of the dividends distributed in October 2018, December 2018, April 2019 and July 2019 respectively during the fiscal year as qualifying for the dividends – received deduction for corporate shareholders.

Class A designates 23%, 79%, 100%, and 100%; Class M designates 25%, 96%, 100%, and 100%; Class C designates 29%, 100%, 100%, and 100%; Class I designates 22%, 68%, 100%, and 100% and Class Z designates 21%, 63%, 100%, and 100%; of the dividends distributed in October 2018, December 2018, April 2019 and July 2019 respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

AIG-ANN-1019
1.538593.122

Item 2.

Code of Ethics

As of the end of the period, August 31, 2019, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$88,000	$200	$7,400	$2,300

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$87,000	$200	$7,400	$2,400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2019A	August 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2019A	August 31, 2018A
Deloitte Entities	$710,000	$360,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2019